BORROWINGS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BORROWINGS
8. BORROWINGS

7. BORROWINGS

As of June 30, 2021 and December 31, 2020, the borrowings consisted of the followings:

	June 30, 2021	December 31, 2020

Bank loans	$747,590	$253,005
Other borrowings	515,104	515,936

Total	1,262,694	768,941

Current portion	639,950	588,279
Non-current portion	622,744	180,662

	$1,262,694	$768,941

The borrowings are due to two financial institutions in Hong Kong which are repayable in a term of 1 to 8 years, with 12 to 96 monthly installments at interest rate ranging from 2.75% to 20.25% per annum.

At June 30, 2021, the borrowings of the Company were secured by:

·	Personal guarantee by the directors of the Company; and

·	Legal charge over the leasehold land and buildings owned by the Company’s director and a related party, Mr. Ng Hak Yiu and Mr. Lo Man Hoi.

8. BORROWINGS

As of December 31, 2020, the borrowings consisted of the followings:

	As of December 31
	2020	2019

Bank loans	$253,005	$-
Other borrowings	515,936	-

Total	$768,941	$-

Current portion	$588,279	$-
Non-current portion	180,662	-

Total	$768,941	$-

The borrowings are due to two financial institutions in Hong Kong which are repayable in a term of 1 to 3 years, with 12 to 36 monthly installments at interest rate ranging from 2.75% to 20.25% per annum.

At December 31, 2020, the borrowings of the Company were secured by:

●	Personal guarantee by the directors of the Company; and

●	Legal charge over the leasehold land and buildings owned by the Company’s director and a related party, Mr. Ng Hak Yiu and Mr. Lo Man Hoi;